Expense Example, No Redemption - PGIM Jennison Blend Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	639	827	1,031	1,619	198	612	1,052	2,007	64	202	351	786	64	871	1,697	3,849